Significant accounting policies - Additional Information (Detail) - AUD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax		$ 8,421,960	$ 12,467,466	$ 10,270,000
Net current asset position		21,064,264	5,586,128
Net cash outflows from operating activities		9,111,000	8,810,000	6,714,000
Consolidated cash in hand and at bank		27,586,760	$ 8,764,044	$ 5,434,000	$ 5,956,000
Clinical Trials [Member] | Covid Ninteen [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from funding for project purpose	$ 9,000,000	$ 25,000,000
Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Additional tax deduction percentage		43.50%
Top of range [member] | Research and development tax incentive program [member]
Disclosure of summary of significant accounting policies [line items]
Earning income		$ 20,000,000
Licensing agreement for paxalisib [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement		15 years
Licensing agreement for EVT801 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement		12.5 years